Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
C000229231 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	(0.87%)
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	(3.11%)
Solactive GBS Global Markets All Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%	5.87%
Custom Blended Benchmark [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.40%	0.79%
Solactive GBS Developed Markets ex North America Large NTR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%	3.49%
Solactive GBS Emerging Markets Large & Mid Cap NTR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%	(1.38%)
Solactive GBS United States 1000 NTR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.06%	8.49%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	(3.11%)